Deferred tax assets and liabilities - Unrecognized deferred tax assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	$ 75,661	$ 80,805
Unrecognized deferred tax liabilities	0	0
Deductible temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	357	280
Unrecognized deferred tax liabilities	0	0
Taxable temporary differences
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	7	7
Unrecognized deferred tax liabilities	(14,231)	(25,213)
Unused tax losses & tax credits
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	89,528	105,731
Unrecognized deferred tax liabilities	0	0
Before Offset Amount
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	89,892	106,018
Unrecognized deferred tax liabilities	(14,231)	(25,213)
Offset
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Unrecognized deferred tax assets	(14,231)	(25,213)
Unrecognized deferred tax liabilities	$ 14,231	$ 25,213